Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Hoya Intermediate, LLC
Disaggregation of Revenue [Line Items]
Schedule of Market Place Revenues
Marketplace revenues consisted of the following (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Marketplace revenues:
Owned Properties	$122,778	$106,597	$329,006	$288,827
Private Label	31,610	23,945	101,113	82,145

Total Marketplace revenues	$154,388	$130,542	$430,119	$370,972

Marketplace revenues consisted of the following event categories (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Marketplace revenues:
Concerts	$87,142	$63,802	$239,762	$188,291
Sports	52,169	52,812	143,118	143,012
Theater	14,788	13,526	45,705	37,997
Other	289	402	1,534	1,672

Total Marketplace revenues	$154,388	$130,542	$430,119	$370,972

During the years ended December 31, 2022, 2021, and 2020 Marketplace revenues consisted of the following
(in thousands):

	2022	2021	2020
Marketplace revenues:
Owned Properties	$400,413	$308,226	$24,188
Private Label	110,681	81,442	(907)

Total Marketplace revenues	$511,094	$389,668	$23,281

During the years ended December 31, 2022, 2021, and 2020 Marketplace revenues consisted of the following event categories (in thousands):

	2022	2021	2020
Marketplace revenues:
Concerts	$251,423	$171,149	$15,775
Sports	196,467	175,471	3,484
Theater	61,483	41,745	3,759
Other	1,721	1,303	263

Total Marketplace revenues	$511,094	$389,668	$23,281